Supplement to the
Fidelity® Stock Selector Small Cap Fund
Class Z
January 30, 2017
Summary Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities), using different Fidelity managers.

ASCSZ-SUM-17-01 1.9881536.100	March 10, 2017

Supplement to the
Fidelity® Stock Selector Small Cap Fund
December 30, 2016
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Principal Investment Strategies".

  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities), using different Fidelity managers.

SCS-SUM-17-01 1.9881535.100	March 10, 2017